Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom Income Portfolio	Apr. 29, 2023 USD ($)
VIP Freedom Income Portfolio - Initial Class
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	443
VIP Freedom Income Portfolio - Service Class
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	567
VIP Freedom Income Portfolio - Service Class 2
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750